Offerings - Offering: 1	Feb. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value 25 pence per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	38.14
Maximum Aggregate Offering Price	$ 953,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 145,980.85
Offering Note	(1) The amount registered represents the maximum amount of additional Ordinary Shares, nominal value 25 pence per share (the "Ordinary Shares"), of British American Tobacco p.l.c. (the "Registrant") issuable pursuant to the RAI 401k Savings Plan (as amended or amended and restated to date, the "Plan"), being registered on the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates. In addition, the amount being registered also includes (a) an indeterminate number of additional Ordinary Shares that may be issued upon any stock split, stock dividend or other similar transaction in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act") and (b) an indeterminate amount of interests to be offered or sold pursuant to the Plan in accordance with Rule 416(c) of the Securities Act. (2) The proposed maximum aggregate offering price is provided solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sale prices of the Ordinary Shares on the London Stock Exchange on February 18, 2025 (GBP30.210), a date that is within five business days prior to filing, converted from Pounds Sterling to U.S. Dollars at the currency cross rate at the close of the New York Stock Exchange on February 18, 2025, as reported by the Wall Street Journal (GBP1.00=U.S.$1.2626).